Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 10 - Net Loss per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the reporting period. Diluted net loss per share is computed similarly to basic loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised.

The following table presents a reconciliation of the denominators used in the computation of net loss per share – basic and diluted:

	Three months ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Net loss available for stockholders	$(389,820)	$(977,343)	$(3,620,396)	$(5,205,783)
Weighted average outstanding shares of common stock	84,143,586	66,089,776	80,677,887	63,938,744
Dilutive effect of stock options and warrants	--	--	--	--
Common stock and equivalents	84,143,586	66,089,776	80,677,887	63,938,744

Net loss per share – Basic and diluted	$(0.01)	$(0.01)	$(0.04)	$(0.08)

Outstanding stock options and common stock warrants are considered anti-dilutive because we are in a net loss position.

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the reporting period. Diluted net loss per share is computed similarly to basic loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised.

The following table presents a reconciliation of the denominators used in the computation of net loss per share – basic and diluted:

	Year ended December 31,
	2015	2014
Net loss available for stockholders	$(6,923,100)	$(23,562,979)
Weighted average outstanding shares of common stock	64,586,781	56,742,881
Dilutive effect of stock options and warrants	-	-
Common stock and equivalents	64,586,781	56,742,881

Net loss per share – Basic and diluted	$(0.11)	$(0.42)

Outstanding stock options and common stock warrants are considered anti-dilutive because we are in a net loss position. The following summarizes equity instruments that may, in the future, have a dilutive effect on earnings per share:

	December 31,
	2015	2014
Stock options	10,000,000	10,000,000
Common stock warrants	29,651,275	29,518,403
Common stock issuable	701,018	729,328
Common stock issuable – warrants	226,191	729,328
Convertible notes	3,586,915	-
Convertible preferred stock	6,800,000	7,000,000
Total	50,965,399	47,977,059
Total exercisable at December 31	46,038,190	34,097,059